Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	8 years 10 months 24 days	8 years 10 months 24 days	8 years 7 months 6 days
Operating lease's weighted average discount rate	5.55%	5.55%	5.46%
Finance lease's weighted average remaining lease term	2 years 2 months 12 days	2 years 2 months 12 days	2 years
Finance lease's weighted average discount rate	5.50%	5.50%	5.50%
Interest expense for finance lease	¥ 1,866	$ 293	¥ 4,251
Capitalized lease cost	¥ 0	$ 0	¥ 0	¥ 0